ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued Expenses and Other Liabilities

	December 31, 2014	December 31, 2013
Security deposits payable	$50,917	$43,679
Accounts payable	6,058	2,578
Mortgage interest payable	3,651	1,237
Deferred community fees, net	3,113	1,686
Rent collected in advance	2,530	1,660
Deferred tax liability	—	853
Property tax payable	1,627	774
Contingent consideration	50	1,500
Income tax payable	—	243
Other liabilities	4,295	4,484
	$72,241	$58,694